Interim Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement of comprehensive income [abstract]
Profit for the period	$ 52,691	$ 18,428	$ 76,919	$ 35,243
Exchange differences on translation of foreign operations
Change in unrealized gains/(losses)	(6,504)	(18,303)	(12,549)	(7,205)
Income tax effects	(881)	(365)	(872)	(133)
Unrealized net gains/(losses) on net investments in a foreign operation
Change in unrealized gains/(losses)	(4,875)	10,690	(12)	12,914
Income tax effects	1,623	(3,455)	4	(4,174)
Unrealized net gains/(losses) on cash flow hedges
Change in unrealized gains/(losses)	(3,474)	21	(2,347)	(1,015)
Income tax effects	964	(5)	790	223
Net other comprehensive income to be reclassified to profit or loss in subsequent periods	(13,147)	(11,417)	(14,986)	610
Actuarial gains (losses) on defined benefit plans
Change in unrealized gains/(losses)	2,094	(256)	207	(833)
Income tax effects	(661)	109	(54)	283
Net other comprehensive income not to be reclassified to profit or loss in subsequent periods	1,433	(147)	153	(550)
Other comprehensive income, net of tax	(11,714)	(11,564)	(14,833)	60
Total comprehensive income, net of tax all attributable to equity holders of the parent	$ 40,977	$ 6,864	$ 62,086	$ 35,303